TRANSACTIONS WITH RELATED PARTIES - Amounts due to and from related parties (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
TRANSACTIONS WITH RELATED PARTIES
Amounts due from related parties	₫ 3,128,106	$ 131,069,555	₫ 2,022,630
Other Receivable, after Allowance for Credit Loss, Related Party, Type [Extensible Enumeration]	Related party	Related party
Maximum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum	15.00%
Minimum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum	5.70%
Related party
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 3,080,663	$ 129,081,664	1,978,097
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party
Long-term amounts due from related parties	₫ 47,443	$ 1,987,891	44,533
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related party	Related party
Short-term amounts due to related parties	₫ 44,338,043	$ 1,857,791,125	17,325,317
Long-term amounts due to related parties	18,151,355	760,552,879	21,918,710
Amounts due to related parties	62,489,398	2,618,344,004	39,244,027
Related party | Short-term loans, advance to and receivables from related parties
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 3,080,663	$ 129,081,664	1,978,097
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party
Related party | Short-term loans
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties			545,400
Related party | Short-term advance to and receivables
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	₫ 3,080,663	$ 129,081,664	1,432,697
Related party | Long-term loans to and receivables
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due from related parties	₫ 47,443	$ 1,987,891	44,533
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related party	Related party
Related party | Long-term receivables
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due from related parties	₫ 47,443	$ 1,987,891	44,533
Related party | Short-term payables to and borrowings from related parties
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	44,338,043	1,857,791,125	17,325,317
Related party | Short-term payables
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	6,910,748	289,564,568	16,605,397
Related party | Short-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due to related parties	37,427,295	1,568,226,557	719,920
Related party | Long-term payables to related parties
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due to related parties	18,151,355	760,552,879	21,918,710
Related party | Long-term payables
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due to related parties	15,765,658	660,590,715	14,371,365
Related party | Long-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Long-term amounts due to related parties	₫ 2,385,697	$ 99,962,164	₫ 7,547,345